Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of federal and provincial corporate tax rates to income before tax
	December 31,	December 31,
	2022	2021
	$	$
Loss before income tax	(16,515,389)	(8,563,473)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery)	(4,459,155)	(2,312,138)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	2,949,101	1,800,688
Permanent differences	1,159,884	433,595
Effect of tax rates in foreign jurisdictions	146,727	77,855
Share issue costs	201,740	-
Prior period adjustments	1,703	-
Income tax expense (recovery)	-	-

Schedule of income tax expense (recovery)
	December 31,	December 31,
	2022	2021
	$	$
Deferred tax expense (recovery)
Organization and reversal of temporary differences	(2,949,101)	(1,800,688)
Change in unrecognized temporary differences	2,949,101	1,800,688
Income tax expense (recovery)	-	-

	2022	2021
	$	$
Loss carryforwards	488,823	52,244
Deferred tax assets	488,823	52,244
Set-off of tax	(488,823)	(52,244)
Net deferred tax assets	-	-

Schedule of deferred tax liabilities
	December 31,	December 31,
	2022	2021
	$	$
Intangible assets	(39,481)	-
Right-of-use assets	(42,472)	(52,244)
Fixed assets	(276,699)
Right-of-use assets	(130,171)	-
Marketable securities	(488,823)	(52,244)
Set-off of tax	488,823	52,244
Net deferred tax liability	-	-

Schedule of unrecognized deferred tax assets
	December 31,	December 31,
	2022	2021
	$	$
Deductible temporary differences	3,920,076	2,576,276
Tax losses	26,069,552	12,754,678
	29,989,628	15,330,954